Document and Entity Information	Feb. 28, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001318342
Document Creation Date	Feb. 27, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Document Effective Date	Feb. 28, 2025
Prospectus Date	Feb. 28, 2025
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Vaughan Nelson Emerging Markets Fund | Investor Class
Prospectus:
Trading Symbol	ADVKX
Vaughan Nelson Emerging Markets Fund | Institutional Class
Prospectus:
Trading Symbol	ADVMX
Vaughan Nelson International Fund | Investor Class
Prospectus:
Trading Symbol	ADVJX
Vaughan Nelson International Fund | Institutional Class
Prospectus:
Trading Symbol	ADVLX